5 Financial risk management (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of financial risk management [line items]
Total loans	$ 8,404	$ 13,418	$ 17,311
US dollar
Summary of financial risk management [line items]
Total loans	8,404	13,418
Fixed rate [member]
Summary of financial risk management [line items]
Total loans	8,404	11,355
Fixed rate [member] | US dollar
Summary of financial risk management [line items]
Total loans	8,404	11,355
Floating rate [member]
Summary of financial risk management [line items]
Total loans		2,063
Floating rate [member] | US dollar
Summary of financial risk management [line items]
Total loans		2,063
Decrease in the profit (loss) due to a 1% increase in floating interest rates		(4)
Increase in the profit (loss) due to a 1% decrease in floating interest rates		$ 4